Distribution Date:	06/17/24	Morgan Stanley Capital I Trust 2019-H6
Determination Date:	06/11/24
Next Distribution Date:	07/17/24
Record Date:	05/31/24	Commercial Mortgage Pass-Through Certificates
Series 2019-H6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	K-Star Asset Management LLC
Mortgage Loan Detail (Part 1)	13-14		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
			5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61769JAW1	2.259000%	18,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61769JAX9	3.228000%	21,100,000.00	12,699,361.35	0.02	34,161.28	0.00	0.00	34,161.30	12,699,361.33	31.24%	30.00%
A-SB	61769JAY7	3.224000%	27,300,000.00	26,814,185.02	408,679.47	72,040.78	0.00	0.00	480,720.25	26,405,505.55	31.24%	30.00%
A-3	61769JAZ4	3.158000%	190,000,000.00	190,000,000.00	0.00	500,016.67	0.00	0.00	500,016.67	190,000,000.00	31.24%	30.00%
A-4	61769JBA8	3.417000%	224,382,000.00	224,382,000.00	0.00	638,927.74	0.00	0.00	638,927.74	224,382,000.00	31.24%	30.00%
A-S	61769JBD2	3.700000%	63,532,000.00	63,532,000.00	0.00	195,890.33	0.00	0.00	195,890.33	63,532,000.00	21.61%	20.75%
B	61769JBE0	3.902000%	26,615,000.00	26,615,000.00	0.00	86,543.11	0.00	0.00	86,543.11	26,615,000.00	17.57%	16.88%
C	61769JBF7	4.154000%	30,908,000.00	30,908,000.00	0.00	106,993.19	0.00	0.00	106,993.19	30,908,000.00	12.89%	12.38%
D	61769JAC5	3.000000%	14,080,000.00	14,080,000.00	0.00	35,200.00	0.00	0.00	35,200.00	14,080,000.00	10.75%	10.32%
E-RR	61769JAF8	4.717303%	12,534,000.00	12,534,000.00	0.00	49,272.23	0.00	0.00	49,272.23	12,534,000.00	8.85%	8.50%
F-RR	61769JAH4	4.717303%	10,303,000.00	10,303,000.00	0.00	40,501.98	0.00	0.00	40,501.98	10,303,000.00	7.29%	7.00%
G-RR	61769JAK7	4.717303%	7,727,000.00	7,727,000.00	0.00	30,375.50	0.00	0.00	30,375.50	7,727,000.00	6.12%	5.88%
H-RR	61769JAM3	4.717303%	10,302,000.00	10,302,000.00	0.00	40,498.05	0.00	0.00	40,498.05	10,302,000.00	4.56%	4.38%
J-RR	61769JAP6	4.717303%	6,869,000.00	6,869,000.00	0.00	27,002.63	0.00	0.00	27,002.63	6,869,000.00	3.51%	3.38%
K-RR	61769JAR2	4.717303%	23,180,759.00	23,180,759.00	0.00	73,567.12	0.00	0.00	73,567.12	23,180,759.00	0.00%	0.00%
V	61769JAT8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61769JAU5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			686,832,759.00	659,946,305.37	408,679.49	1,930,990.61	0.00	0.00	2,339,670.10	659,537,625.88

X-A	61769JBB6	1.425410%	480,782,000.00	453,895,546.37	0.00	539,156.00	0.00	0.00	539,156.00	453,486,866.88
X-B	61769JBC4	0.856976%	121,055,000.00	121,055,000.00	0.00	86,450.99	0.00	0.00	86,450.99	121,055,000.00
X-D	61769JAA9	1.717303%	14,080,000.00	14,080,000.00	0.00	20,149.69	0.00	0.00	20,149.69	14,080,000.00
Notional SubTotal			615,917,000.00	589,030,546.37	0.00	645,756.68	0.00	0.00	645,756.68	588,621,866.88

Deal Distribution Total					408,679.49	2,576,747.29	0.00	0.00	2,985,426.78

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61769JAW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61769JAX9	601.86546682	0.00000095	1.61901801	0.00000000	0.00000000	0.00000000	0.00000000	1.61901896	601.86546588
A-SB	61769JAY7	982.20457949	14.96994396	2.63885641	0.00000000	0.00000000	0.00000000	0.00000000	17.60880037	967.23463553
A-3	61769JAZ4	1,000.00000000	0.00000000	2.63166668	0.00000000	0.00000000	0.00000000	0.00000000	2.63166668	1,000.00000000
A-4	61769JBA8	1,000.00000000	0.00000000	2.84749998	0.00000000	0.00000000	0.00000000	0.00000000	2.84749998	1,000.00000000
A-S	61769JBD2	1,000.00000000	0.00000000	3.08333328	0.00000000	0.00000000	0.00000000	0.00000000	3.08333328	1,000.00000000
B	61769JBE0	1,000.00000000	0.00000000	3.25166673	0.00000000	0.00000000	0.00000000	0.00000000	3.25166673	1,000.00000000
C	61769JBF7	1,000.00000000	0.00000000	3.46166656	0.00000000	0.00000000	0.00000000	0.00000000	3.46166656	1,000.00000000
D	61769JAC5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	61769JAF8	1,000.00000000	0.00000000	3.93108585	0.00000000	0.00000000	0.00000000	0.00000000	3.93108585	1,000.00000000
F-RR	61769JAH4	1,000.00000000	0.00000000	3.93108609	0.00000000	0.00000000	0.00000000	0.00000000	3.93108609	1,000.00000000
G-RR	61769JAK7	1,000.00000000	0.00000000	3.93108580	0.00000000	0.00000000	0.00000000	0.00000000	3.93108580	1,000.00000000
H-RR	61769JAM3	1,000.00000000	0.00000000	3.93108620	0.00000000	0.00000000	0.00000000	0.00000000	3.93108620	1,000.00000000
J-RR	61769JAP6	1,000.00000000	0.00000000	3.93108604	0.00000000	0.00000000	0.00000000	0.00000000	3.93108604	1,000.00000000
K-RR	61769JAR2	1,000.00000000	0.00000000	3.17362861	0.75745751	13.64008573	0.00000000	0.00000000	3.17362861	1,000.00000000
V	61769JAT8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61769JAU5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61769JBB6	944.07766175	0.00000000	1.12141470	0.00000000	0.00000000	0.00000000	0.00000000	1.12141470	943.22763098
X-B	61769JBC4	1,000.00000000	0.00000000	0.71414638	0.00000000	0.00000000	0.00000000	0.00000000	0.71414638	1,000.00000000
X-D	61769JAA9	1,000.00000000	0.00000000	1.43108594	0.00000000	0.00000000	0.00000000	0.00000000	1.43108594	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	05/01/24 - 05/30/24	30	0.00	34,161.28	0.00	34,161.28	0.00	0.00	0.00	34,161.28	0.00
A-SB	05/01/24 - 05/30/24	30	0.00	72,040.78	0.00	72,040.78	0.00	0.00	0.00	72,040.78	0.00
A-3	05/01/24 - 05/30/24	30	0.00	500,016.67	0.00	500,016.67	0.00	0.00	0.00	500,016.67	0.00
A-4	05/01/24 - 05/30/24	30	0.00	638,927.75	0.00	638,927.75	0.00	0.00	0.00	638,927.74	0.00
X-A	05/01/24 - 05/30/24	30	0.00	539,156.00	0.00	539,156.00	0.00	0.00	0.00	539,156.00	0.00
X-B	05/01/24 - 05/30/24	30	0.00	86,450.99	0.00	86,450.99	0.00	0.00	0.00	86,450.99	0.00
X-D	05/01/24 - 05/30/24	30	0.00	20,149.69	0.00	20,149.69	0.00	0.00	0.00	20,149.69	0.00
A-S	05/01/24 - 05/30/24	30	0.00	195,890.33	0.00	195,890.33	0.00	0.00	0.00	195,890.33	0.00
B	05/01/24 - 05/30/24	30	0.00	86,543.11	0.00	86,543.11	0.00	0.00	0.00	86,543.11	0.00
C	05/01/24 - 05/30/24	30	0.00	106,993.19	0.00	106,993.19	0.00	0.00	0.00	106,993.19	0.00
D	05/01/24 - 05/30/24	30	0.00	35,200.00	0.00	35,200.00	0.00	0.00	0.00	35,200.00	0.00
E-RR	05/01/24 - 05/30/24	30	0.00	49,272.23	0.00	49,272.23	0.00	0.00	0.00	49,272.23	0.00
F-RR	05/01/24 - 05/30/24	30	0.00	40,501.98	0.00	40,501.98	0.00	0.00	0.00	40,501.98	0.00
G-RR	05/01/24 - 05/30/24	30	0.00	30,375.50	0.00	30,375.50	0.00	0.00	0.00	30,375.50	0.00
H-RR	05/01/24 - 05/30/24	30	0.00	40,498.05	0.00	40,498.05	0.00	0.00	0.00	40,498.05	0.00
J-RR	05/01/24 - 05/30/24	30	0.00	27,002.63	0.00	27,002.63	0.00	0.00	0.00	27,002.63	0.00
K-RR	05/01/24 - 05/30/24	30	297,459.76	91,125.56	0.00	91,125.56	17,558.44	0.00	0.00	73,567.12	316,187.54
Totals			297,459.76	2,594,305.74	0.00	2,594,305.74	17,558.44	0.00	0.00	2,576,747.29	316,187.54

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,985,426.78
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,608,202.41	Master Servicing Fee	6,389.62
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,790.85
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	284.14
ARD Interest	0.00	Operating Advisor Fee	1,227.50
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	204.58
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,608,202.41	Total Fees	13,896.70

Principal		Expenses/Reimbursements
Scheduled Principal	408,679.49	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	6,145.25
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	11,413.19
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	408,679.49	Total Expenses/Reimbursements	17,558.44

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,576,747.29
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	408,679.49
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,985,426.78
Total Funds Collected	3,016,881.90	Total Funds Distributed	3,016,881.92

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	659,946,305.70	659,946,305.70	Beginning Certificate Balance	659,946,305.37
(-) Scheduled Principal Collections	408,679.49	408,679.49	(-) Principal Distributions	408,679.49
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	659,537,626.21	659,537,626.21	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	659,946,305.70	659,946,305.70	Ending Certificate Balance	659,537,625.88
Ending Actual Collateral Balance	659,537,626.21	659,537,626.21

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.33)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.33)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.72%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	22,527,289.19	3.42%	58	4.7482	NAP	Defeased	5	22,527,289.19	3.42%	58	4.7482	NAP
10,000,000 or less	24	143,801,757.72	21.80%	58	4.7496	1.849618	1.40 or less	7	59,996,113.53	9.10%	59	5.0121	1.164847
10,000,001.00 to 20,000,000	11	155,523,134.65	23.58%	52	4.7539	2.268651	1.41 to 1.60	4	17,482,494.29	2.65%	59	4.8449	1.494132
20,000,001.00 to 30,000,000	5	135,223,696.08	20.50%	59	4.2408	2.916993	1.61 to 1.80	5	37,415,001.27	5.67%	57	4.8298	1.728017
30,000,001.00 to 40,000,000	2	78,270,810.35	11.87%	57	4.1873	2.463564	1.81 to 2.00	5	93,288,473.82	14.14%	58	5.1344	1.863085
40,000,001.00 to greater	2	124,190,938.22	18.83%	59	4.8025	1.975145	2.01 to 2.20	3	71,133,558.12	10.79%	59	4.4913	2.079138
Totals	49	659,537,626.21	100.00%	57	4.5895	2.266326	2.21 or greater	20	357,694,695.99	54.23%	56	4.3483	2.709044
							Totals	49	659,537,626.21	100.00%	57	4.5895	2.266326
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	14	22,527,289.19	3.42%	58	4.7482	NAP
							Defeased	14	22,527,289.19	3.42%	58	4.7482	NAP
Arizona	1	3,000,000.00	0.45%	58	5.1000	2.070000
							Industrial	2	34,197,777.33	5.19%	60	4.3398	3.233747
California	18	231,175,299.43	35.05%	59	4.5579	2.248145
							Lodging	7	141,992,738.76	21.53%	58	4.8964	2.208602
Delaware	2	12,500,000.00	1.90%	54	5.5780	1.910000
							Mixed Use	4	28,083,861.54	4.26%	58	5.0211	1.810572
Florida	1	5,000,000.00	0.76%	59	4.8500	1.850000
							Multi-Family	5	63,370,531.85	9.61%	58	4.2103	2.481768
Georgia	3	33,085,186.87	5.02%	57	4.8290	2.612316
							Office	9	142,035,970.82	21.54%	51	4.5741	2.287484
Hawaii	186	39,999,999.99	6.06%	56	4.3100	2.400000
							Other	186	39,999,999.99	6.06%	56	4.3100	2.400000
Illinois	2	55,900,000.00	8.48%	60	4.3469	2.874240
							Retail	26	184,329,456.74	27.95%	59	4.5087	2.126337
Michigan	3	7,295,716.24	1.11%	59	4.7608	1.472973
							Self Storage	1	3,000,000.00	0.45%	58	5.1000	2.070000
Mississippi	1	12,714,770.17	1.93%	59	5.3300	1.330000
							Totals	254	659,537,626.21	100.00%	57	4.5895	2.266326
Nevada	1	15,500,000.00	2.35%	59	4.2480	3.440000

New Jersey	1	20,500,000.00	3.11%	58	4.3750	2.670000

New York	7	78,329,819.90	11.88%	46	4.3568	2.269155

North Carolina	2	21,883,030.58	3.32%	59	4.8185	1.822163

Ohio	1	3,846,835.77	0.58%	58	4.8300	2.490000

Pennsylvania	2	23,531,592.83	3.57%	58	4.6682	1.605943

Tennessee	1	11,100,000.00	1.68%	57	4.6470	2.570000

Texas	4	30,898,571.93	4.68%	59	4.9643	1.671853

Virginia	1	3,886,595.78	0.59%	59	5.2600	1.300000

Wisconsin	3	26,862,917.54	4.07%	57	4.5888	2.355956

Totals	254	659,537,626.21	100.00%	57	4.5895	2.266326

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	22,527,289.19	3.42%	58	4.7482	NAP	Defeased	5	22,527,289.19	3.42%	58	4.7482	NAP
	4.4990% or less	13	346,964,896.02	52.61%	59	4.2587	2.625667	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9990%	20	150,657,369.90	22.84%	52	4.7566	1.940909	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	11	139,388,071.10	21.13%	58	5.2064	1.778821	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	659,537,626.21	100.00%	57	4.5895	2.266326	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	44	637,010,337.02	96.58%	57	4.5838	2.278413
								Totals	49	659,537,626.21	100.00%	57	4.5895	2.266326
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	22,527,289.19	3.42%	58	4.7482	NAP	Defeased	5	22,527,289.19	3.42%	58	4.7482	NAP
	58 months or less	23	322,992,777.40	48.97%	54	4.7097	2.161131	Interest Only	20	380,784,361.21	57.74%	56	4.4348	2.454379
	59 months or greater	21	314,017,559.62	47.61%	59	4.4544	2.399048	298 months or less	10	141,820,228.42	21.50%	58	4.9687	2.129163
	Totals	49	659,537,626.21	100.00%	57	4.5895	2.266326	299 months or greater	14	114,405,747.39	17.35%	58	4.6027	1.877750
								Totals	49	659,537,626.21	100.00%	57	4.5895	2.266326
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	22,527,289.19	3.42%	58	4.7482	NAP			No outstanding loans in this group
Underwriter's Information		3	51,530,763.21	7.81%	57	4.4566	2.162425
	12 months or less	39	552,479,573.81	83.77%	57	4.5810	2.283037
	13 months to 24 months	2	33,000,000.00	5.00%	56	4.8307	2.382121
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	659,537,626.21	100.00%	57	4.5895	2.266326
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30316206	OF	West Hollywood	CA	Actual/360	4.445%	248,796.53	0.00	0.00	N/A	05/01/29	--	65,000,000.00	65,000,000.00	06/05/24
2A2	30316208	Various Various		CA	Actual/360	4.059%	133,766.05	0.00	0.00	N/A	05/06/29	--	38,270,810.35	38,270,810.35	06/06/24
2A7	30316213				Actual/360	4.059%	50,162.27	0.00	0.00	N/A	05/06/29	--	14,351,553.88	14,351,553.88	06/06/24
2A8	30316214				Actual/360	4.059%	32,722.52	0.00	0.00	N/A	05/06/29	--	9,361,996.98	9,361,996.98	06/06/24
3	30316215	LO	San Diego	CA	Actual/360	5.195%	265,178.40	87,042.75	0.00	N/A	04/01/29	--	59,277,980.97	59,190,938.22	06/01/24
4	30502482	98	Honolulu	HI	Actual/360	4.310%	148,455.56	0.00	0.00	N/A	02/07/29	--	40,000,000.00	40,000,000.00	06/07/24
5	30316216	MF	Long Island City	NY	Actual/360	3.784%	94,073.46	45,444.05	0.00	N/A	04/01/29	--	28,869,140.13	28,823,696.08	06/01/24
6	30316217	LO	Modesto	CA	Actual/360	4.390%	113,408.33	0.00	0.00	N/A	06/01/29	--	30,000,000.00	30,000,000.00	06/01/24
7	30316218	IN	Niles	IL	Actual/360	4.232%	109,326.67	0.00	0.00	06/01/29	05/01/30	--	30,000,000.00	30,000,000.00	06/01/24
8	30316220	RT	Chicago	IL	Actual/360	4.480%	99,916.44	0.00	0.00	N/A	05/01/29	--	25,900,000.00	25,900,000.00	06/01/24
9	30316221	RT	Waukesha	WI	Actual/360	4.480%	74,472.09	47,561.44	0.00	N/A	03/06/29	--	19,304,400.17	19,256,838.73	06/06/24
10	30316222	OF	Florham Park	NJ	Actual/360	4.375%	77,230.90	0.00	0.00	N/A	04/06/29	--	20,500,000.00	20,500,000.00	01/06/24
11A4	30502365	RT	Pittsburgh	PA	Actual/360	4.649%	31,951.79	9,296.76	0.00	N/A	03/06/29	--	7,980,493.74	7,971,196.98	06/06/24
11A5	30502366				Actual/360	4.649%	19,969.87	5,810.47	0.00	N/A	03/06/29	--	4,987,808.59	4,981,998.12	06/06/24
11A8	30502369				Actual/360	4.649%	23,963.84	6,972.58	0.00	N/A	03/06/29	--	5,985,370.29	5,978,397.71	06/06/24
12	30316223	OF	New York	NY	Actual/360	4.935%	65,868.54	0.00	0.00	N/A	04/06/24	--	15,500,000.00	15,500,000.00	03/06/24
13	30316224	MF	Henderson	NV	Actual/360	4.248%	56,699.00	0.00	0.00	N/A	05/01/29	--	15,500,000.00	15,500,000.00	06/01/24
14	30316225	LO	San Jose	CA	Actual/360	4.930%	63,679.17	0.00	0.00	N/A	04/01/29	--	15,000,000.00	15,000,000.00	06/01/24
15	30316226	LO	College Park	GA	Actual/360	4.620%	54,624.96	22,451.09	0.00	N/A	04/01/29	--	13,730,613.26	13,708,162.17	06/01/24
16	30316227	MU	Fayetteville	GA	Actual/360	5.110%	60,669.53	20,865.13	0.00	N/A	02/06/29	--	13,787,659.92	13,766,794.79	06/06/24
17	30316228	RT	Olive Branch	MS	Actual/360	5.330%	58,434.29	16,783.54	0.00	N/A	05/01/29	--	12,731,553.71	12,714,770.17	06/01/24
18	30316229	RT	Fayetteville	NC	Actual/360	4.600%	48,096.92	17,265.24	0.00	N/A	05/01/29	--	12,142,280.15	12,125,014.91	06/01/24
19	30316230	OF	Newark	DE	Actual/360	5.578%	60,040.97	0.00	0.00	N/A	12/06/28	--	12,500,000.00	12,500,000.00	06/05/24
20	30316231	OF	Nashville	TN	Actual/360	4.647%	44,417.58	0.00	0.00	03/06/29	12/06/29	--	11,100,000.00	11,100,000.00	06/06/24
21	30316232	LO	Cary	NC	Actual/360	5.090%	42,866.42	22,016.60	0.00	N/A	04/06/29	--	9,780,032.27	9,758,015.67	06/06/24
22	30503159	OF	New York	NY	Actual/360	3.914%	33,703.89	0.00	0.00	N/A	03/11/29	--	10,000,000.00	10,000,000.00	06/11/24
23	30316233	LO	Lubbock	TX	Actual/360	4.930%	37,099.00	13,493.41	0.00	N/A	04/06/29	--	8,738,886.20	8,725,392.79	06/06/24
24	30316234	MF	Bronx	NY	Actual/360	4.598%	35,634.50	0.00	0.00	N/A	05/01/29	--	9,000,000.00	9,000,000.00	06/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
25	30316235	MU	Frisco	TX	Actual/360	5.050%	37,423.77	11,165.57	0.00	N/A	05/06/29	--	8,605,913.15	8,594,747.58	06/06/24
26	30316236	RT	Sugar Land	TX	Actual/360	4.850%	33,411.11	0.00	0.00	N/A	06/01/29	--	8,000,000.00	8,000,000.00	06/01/24
27	30316237	Various Various		MI	Actual/360	4.750%	21,836.60	7,897.30	0.00	N/A	05/06/29	--	5,338,660.51	5,330,763.21	06/06/24
28	30316238	MU	Traverse City	MI	Actual/360	4.790%	8,116.80	2,888.48	0.00	N/A	05/06/29	--	1,967,841.51	1,964,953.03	06/06/24
29	30316239	RT	Oklahoma City	OK	Actual/360	5.020%	28,917.79	10,090.44	0.00	N/A	05/01/29	--	6,689,632.08	6,679,541.64	06/01/24
30	30316240	MF	Various	IL	Actual/360	4.400%	26,143.33	0.00	0.00	N/A	04/06/29	--	6,900,000.00	6,900,000.00	06/06/24
31	30316241	MF	Brooklyn	NY	Actual/360	5.150%	27,495.28	0.00	0.00	N/A	04/06/29	--	6,200,000.00	6,200,000.00	03/06/21
32	30316242	LO	Milledgeville	GA	Actual/360	4.650%	22,500.66	9,082.09	0.00	N/A	05/06/29	--	5,619,312.00	5,610,229.91	06/06/24
34	30316244	RT	Lake Jackson	TX	Actual/360	5.050%	24,290.14	7,292.93	0.00	N/A	04/06/29	--	5,585,724.49	5,578,431.56	06/06/24
35	30316245	MF	Douglasville	GA	Actual/360	4.750%	19,807.39	6,274.98	0.00	N/A	04/06/29	04/01/29	4,842,552.56	4,836,277.58	06/01/24
36	30316246	OF	Coral Springs	FL	Actual/360	4.850%	20,881.94	0.00	0.00	N/A	05/06/29	--	5,000,000.00	5,000,000.00	06/06/24
37	30316247	RT	Elm Grove	WI	Actual/360	4.860%	18,746.83	7,007.70	0.00	N/A	04/01/29	--	4,479,528.39	4,472,520.69	06/01/24
38	30316248	RT	Baldwinsville	NY	Actual/360	4.730%	18,794.23	5,937.20	0.00	N/A	06/06/29	--	4,614,283.69	4,608,346.49	06/06/24
39	30316249	RT	Philadelphia	PA	Actual/360	4.745%	18,795.47	0.00	0.00	N/A	06/06/29	--	4,600,000.00	4,600,000.00	06/06/24
40	30316250	IN	Hicksville	NY	Actual/360	5.110%	18,498.81	6,233.37	0.00	N/A	05/01/29	--	4,204,010.70	4,197,777.33	06/01/24
41	30316251	RT	Harrisonburg	VA	Actual/360	5.260%	17,624.45	4,488.48	0.00	N/A	05/01/29	--	3,891,084.26	3,886,595.78	06/01/24
42	30316252	MF	Middletown	OH	Actual/360	4.830%	16,020.04	4,907.55	0.00	N/A	04/06/29	--	3,851,743.32	3,846,835.77	06/06/24
43	30316253	RT	Greenfield	WI	Actual/360	4.870%	13,161.48	4,900.62	0.00	N/A	04/01/29	--	3,138,458.74	3,133,558.12	06/01/24
44	30316254	SS	Dewey	AZ	Actual/360	5.100%	13,175.00	0.00	0.00	N/A	04/01/29	--	3,000,000.00	3,000,000.00	06/01/24
45	30316255	MH	North Fort Myers	FL	Actual/360	4.840%	9,540.20	2,892.81	0.00	N/A	05/01/29	--	2,289,038.74	2,286,145.93	06/01/24
46	30316256	RT	Myrtle Beach	SC	Actual/360	4.950%	7,791.60	2,616.91	0.00	N/A	04/01/29	--	1,827,940.95	1,825,324.04	06/01/24
Totals							2,608,202.41	408,679.49	0.00				659,946,305.70	659,537,626.21
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	13,000,378.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	23,373,748.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A7	23,373,748.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A8	23,373,748.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	8,824,598.22	8,940,532.98	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	65,702,927.10	17,516,694.20	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	16,385,126.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,344,255.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,847,699.96	1,708,931.30	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,895,142.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,696,679.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	76,909.44	378,247.77	0.00	0.00
11A4	6,773,547.14	1,684,919.37	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11A5	6,773,547.14	1,684,919.37	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11A8	6,773,547.14	1,684,919.37	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	7,354,908.00	0.00	--	--	--	0.00	0.00	65,375.23	194,540.06	0.00	0.00
13	2,345,601.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,182,991.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	10,966,098.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,377,181.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,286,668.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,480,783.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,559,088.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,348,377.66	365,659.43	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,555,301.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	55,728,669.00	13,937,311.90	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,185,193.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	559,351.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	702,040.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	951,099.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	458,934.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	223,279.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	06/11/24	1,387,059.01	98,115.87	21,146.03	960,696.53	0.00	0.00
32	1,293,426.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	648,198.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	484,547.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	605,158.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	524,414.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	294,118.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	708,614.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	385,953.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	462,115.68	165,443.22	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	477,451.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	327,860.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	310,616,123.28	47,689,331.14				1,387,059.01	98,115.87	163,430.70	1,533,484.36	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/24	0	0.00	0	0.00	2	26,700,000.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.589462%	4.565011%	57
05/17/24	0	0.00	0	0.00	2	26,700,000.00	1	6,200,000.00	0	0.00	0	0.00	3	2,800,638.79	0	0.00	4.589586%	4.565132%	58
04/17/24	0	0.00	1	20,500,000.00	1	6,200,000.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.587481%	4.562612%	59
03/15/24	1	20,500,000.00	0	0.00	1	6,200,000.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.597373%	4.572993%	59
02/16/24	0	0.00	0	0.00	1	6,200,000.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.597527%	4.573145%	60
01/18/24	0	0.00	0	0.00	1	6,200,000.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.597652%	4.573268%	61
12/15/23	0	0.00	0	0.00	1	6,200,000.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.597775%	4.573389%	62
11/17/23	0	0.00	0	0.00	1	6,200,000.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.597913%	4.573524%	63
10/17/23	0	0.00	0	0.00	1	6,200,000.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.598035%	4.573644%	64
09/15/23	0	0.00	0	0.00	1	6,200,000.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.598171%	4.573778%	65
08/17/23	0	0.00	0	0.00	1	6,200,000.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.598291%	4.573896%	66
07/17/23	0	0.00	0	0.00	1	6,200,000.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.598411%	4.574014%	67
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
10	30316222	01/06/24	4	6	76,909.44	378,247.77	83,929.80	20,500,000.00	08/24/23	2
12	30316223	03/06/24	2	5	65,375.23	194,540.06	0.00	15,500,000.00	02/26/24	98
31	30316241	03/06/21	38	6	21,146.03	960,696.53	245,461.38	6,200,000.00	02/10/21	3	05/10/23	11/10/21
Totals					163,430.70	1,533,484.36	329,391.18	42,200,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		15,500,000	0	15,500,000		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		602,937,626	576,237,626	20,500,000		6,200,000
> 60 Months		41,100,000	41,100,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-24	659,537,626	617,337,626	0	15,500,000	26,700,000	0
May-24	659,946,306	617,746,306	0	15,500,000	26,700,000	0
Apr-24	663,189,163	620,989,163	0	36,000,000	6,200,000	0
Mar-24	669,218,383	642,518,383	20,500,000	0	6,200,000	0
Feb-24	669,674,646	663,474,646	0	0	6,200,000	0
Jan-24	670,061,458	663,861,458	0	0	6,200,000	0
Dec-23	670,446,674	664,246,674	0	0	6,200,000	0
Nov-23	670,864,240	664,664,240	0	0	6,200,000	0
Oct-23	671,246,140	665,046,140	0	0	6,200,000	0
Sep-23	671,660,510	665,460,510	0	0	6,200,000	0
Aug-23	672,039,123	665,839,123	0	0	6,200,000	0
Jul-23	672,416,172	666,216,172	0	0	6,200,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
10	30316222	20,500,000.00	20,500,000.00	38,100,000.00	03/01/19	2,429,977.64	2.67000	12/31/22	04/06/29	I/O
12	30316223	15,500,000.00	15,500,000.00	215,000,000.00	03/11/19	7,239,304.00	2.61000	09/30/23	04/06/24	I/O
31	30316241	6,200,000.00	6,200,000.00	6,900,000.00	05/17/22	404,911.27	1.24689	--	04/06/29	I/O
Totals		42,200,000.00	42,200,000.00	260,000,000.00		10,074,192.91

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
10	30316222	OF	NJ	08/24/23	2

6/11/2024 - The Loan transferred to special servicing effective 8/31/23 for imminent default. A large vacancy has dropped leased occupancy to +/- 50% as of May 2024, and will materially impact cash flows. Legal counsel engaged and PNA executed. Borrower h as allowed significant liens to be filed against the property. Additionally, the second largest occupant has alleged significant roof leaks in a lawsuit. Special Servicer evaluating enforcement action while discussions are ongoing with Borrower.

12	30316223	OF	NY	02/26/24	98

6/11/2024 - The loan transferred to Special Servicing effective 2/1/2024 for imminent maturity default ahead of its 4/6/2024 maturity date. The subject property is a 355,217 SF office property located in New York, NY, built in 1914 and renovated in 201 8. The loan is cash managed. Current occupancy is 65%. The borrower has executed a pre-negotiation agreement and has provided a proposal for a workout and extension under which new equity would be contributed but a portion of the existing Note B would be subordinated. The special servicer is reviewing this proposal against other resolution options Initial valuation data has been obtained but may be revised upon receipt of further information on capex needs, property aged payables, and tenant delinquency.

31	30316241	MF	NY	02/10/21	3

6/11/2024 - Loan transferred to new special servicer effective 4/24/23; SS transfer date 2/10/21 due to payment default. Interest is currently paid to 4/6/21. The collateral is a 10-unit multifamily property located in Brooklyn, NY. Foreclosure comp laint filed 11/10/21. Motion for summary judgment filed 3/6/23. The Borrower filed for bankruptcy on 5/10/23. Some reinstatement discussions took place following the bankruptcy filing, but were unsuccessful. Sale through the bankruptcy court expected in July 2024, which could also result in foreclosure.

1 Property Type Codes					2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
21	30316232	10,656,079.05	5.09000%	10,656,079.05 5.09000%		8	10/06/20	10/06/20	10/28/20
Totals		10,656,079.05		10,656,079.05
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
10	0.00	0.00	4,413.19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	3,500.00	0.00	0.00	6,145.25	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	11,413.19	0.00	0.00	6,145.25	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		17,558.44

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27